RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Loan commitments to directors and executive officers	$ 1,340	$ 1,390
Outstanding loan commitments to directors and executive officers	100	10
Related party deposit liabilities	$ 3,400	$ 1,500